Shareholders Equity (Annual Report [Member], USD $)	10 Months Ended	12 Months Ended	22 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2013
Beginning Balance, Value		$ (395)
Net Loss	(3,268)	(8,027)	(11,295)
Ending Balance, Value	(395)	(1,584)	(1,584)
Common Stock
Beginning Balance, Shares
Beginning Balance, Value
Issuance of common stock, Shares	13,673,000
Issuance of common stock, Value	1,217
Ending Balance, Shares	13,673,000	35,142,000	35,142,000
Ending Balance, Value	1,217	3,166	3,166
Additional Paid-In Capital
Beginning Balance, Value
Additional Paid-in Capital	1,656
Ending Balance, Value	1,656	6,545	6,545
Deficit Accumulated during Development Stage
Beginning Balance, Value
Net Loss	(3,268)
Ending Balance, Value	$ (3,268)	$ (11,295)	$ (11,295)